GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Major Customers Data) (Details) (Customer B [Member], Sales [Member], Customer Concentration Risk [Member])	12 Months Ended
Dec. 31, 2013
Customer B [Member] | Sales [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.20%